Senior Debt Portfolio

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 117.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.7%
Dynasty Acquisition Co., Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		6,910	$6,960,829
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)		944	925,921
Term Loan - Second Lien, 8.83%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(3)		1,241	992,833
TransDigm, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		55,984	55,700,218
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		37,463	37,225,119
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		5,344	5,310,451
Wesco Aircraft Hardware Corp.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		12,589	12,533,879
WP CPP Holdings, LLC
Term Loan, 6.01%, (USD LIBOR + 3.75%), Maturing April 30, 2025(4)		20,054	20,085,575

			$139,734,825

Automotive — 2.8%
Adient US, LLC
Term Loan, 6.87%, (3 mo. USD LIBOR + 4.25%), Maturing May 6, 2024		9,025	$8,701,607
American Axle and Manufacturing, Inc.
Term Loan, 4.52%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		24,330	23,946,495
Apro, LLC
Term Loan, 6.30%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,651	2,654,773
Chassix, Inc.
Term Loan, 8.06%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		7,191	7,181,512
CS Intermediate Holdco 2, LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		4,011	3,847,076
Dayco Products, LLC
Term Loan, 6.77%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,846	11,224,313
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	6,050	6,669,445
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.32%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		11,325	11,126,812
IAA, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		7,450	7,505,875
L&W, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		9,826	9,530,978
Panther BF Aggregator 2 L.P.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		43,675	43,742,696
Tenneco, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		40,919	38,116,398
Thor Industries, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		17,280	17,118,221

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	6,689	$7,395,885
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		14,643	14,624,804
Tower Automotive Holdings USA, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		12,489	12,527,595
Visteon Corporation
Term Loan, 4.03%, (USD LIBOR + 1.75%), Maturing March 25, 2024(4)		2,500	2,454,688

			$228,369,173

Beverage and Tobacco — 0.3%
Arterra Wines Canada, Inc.
Term Loan, 5.17%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		8,801	$8,801,159
Flavors Holdings, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		11,387	10,589,847
Term Loan - Second Lien, 12.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		2,000	1,650,000

			$21,041,006

Brokerage/Securities Dealers/Investment Houses — 0.2%
Advisor Group, Inc.
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		15,188	$15,203,423
OZ Management L.P.
Term Loan, 7.19%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		1,612	1,611,500
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.76%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,828,500

			$20,643,423

Building and Development — 3.1%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		24,421	$24,322,166
Brookfield Property REIT, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		13,300	13,063,567
Capital Automotive L.P.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		3,928	3,922,856
Core & Main L.P.
Term Loan, 5.24%, (2 mo. USD LIBOR + 2.75%), Maturing August 1, 2024		22,947	22,970,802
CPG International, Inc.
Term Loan, 5.93%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		19,603	19,447,575
DTZ U.S. Borrower, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		55,348	55,647,481
Henry Company, LLC
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		10,629	10,664,146
NCI Building Systems, Inc.
Term Loan, 6.12%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		13,374	13,081,135
Quikrete Holdings, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		27,271	27,073,989
RE/MAX International, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		17,829	17,762,121
Realogy Group, LLC
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		17,127	16,373,276
Summit Materials Companies I, LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		2,044	2,040,331
Werner FinCo L.P.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		13,438	13,085,031

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WireCo WorldGroup, Inc.
Term Loan, 7.23%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		5,650	$5,664,479
Term Loan - Second Lien, 11.23%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		8,525	8,482,375

			$253,601,330

Business Equipment and Services — 10.8%
Acosta Holdco, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		10,542	$3,758,072
Adtalem Global Education, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		6,262	6,285,232
AlixPartners, LLP
Term Loan, 3.25%, (2 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	9,401	10,433,414
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		36,066	36,169,963
Allied Universal Holdco, LLC
Term Loan, 0.00%, Maturing July 10, 2026(2)		1,628	1,631,770
Term Loan, 6.51%, (3 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		16,447	16,480,880
Altran Technologies S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 20, 2025	EUR	23,518	26,164,112
AppLovin Corporation
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		34,599	34,728,251
ASGN Incorporated
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		3,694	3,700,920
Belfor Holdings, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		6,800	6,885,000
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	7,925	8,811,360
Bracket Intermediate Holding Corp.
Term Loan, 6.82%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		11,439	11,409,966
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.61%, (USD LIBOR + 4.25%), Maturing June 21, 2024(4)		7,848	7,579,267
Camelot UK Holdco Limited
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		15,024	15,108,262
Ceridian HCM Holding, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		29,601	29,797,972
Change Healthcare Holdings, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024		51,456	51,419,822
CM Acquisition Co.
Term Loan, 12.27%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023		2,819	2,853,821
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 26, 2024		24,714	24,528,696
Deerfield Dakota Holding, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		20,259	19,784,193
EAB Global, Inc.
Term Loan, 6.38%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		13,356	13,239,073
EIG Investors Corp.
Term Loan, 6.27%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		55,792	55,291,987
Garda World Security Corporation
Term Loan, 6.02%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		18,876	18,938,193
Term Loan, 6.26%, (3 mo. USD CIDOR + 4.25%), Maturing May 24, 2024	CAD	11,427	8,647,344

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
IG Investment Holdings, LLC
Term Loan, 6.27%, (USD LIBOR + 4.00%), Maturing May 23, 2025(4)	31,256	$31,242,494
IRI Holdings, Inc.
Term Loan, 7.02%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025	21,542	20,882,034
Iron Mountain, Inc.
Term Loan, 3.98%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	9,357	9,227,676
J.D. Power and Associates
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023	9,597	9,621,250
KAR Auction Services, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	2,829	2,834,126
Term Loan, 4.88%, (3 mo. USD LIBOR + 2.50%), Maturing March 9, 2023	597	599,028
Kronos Incorporated
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	86,244	86,432,620
KUEHG Corp.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	36,297	36,356,444
Term Loan - Second Lien, 10.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,075	4,080,094
Monitronics International, Inc.
Term Loan, 10.00%, (USD Prime + 4.50%), Maturing September 30, 2022	18,298	17,350,812
PGX Holdings, Inc.
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	12,896	11,993,593
Ping Identity Corporation
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	14,843	14,899,063
Pre-Paid Legal Services, Inc.
Term Loan, 7.75%, (USD Prime + 2.25%), Maturing May 1, 2025	13,719	13,724,318
Prime Security Services Borrower, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	16,763	16,771,747
Red Ventures, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	21,766	21,865,581
ServiceMaster Company
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	1,599	1,602,818
SMG US Midco 2, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	4,690	4,684,214
Solera, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	54,796	54,682,337
Spin Holdco, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	43,327	42,832,913
Tempo Acquisition, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	12,250	12,284,854
Trans Union, LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023	10,176	10,212,405
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	4,840	4,859,437
Vestcom Parent Holdings, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	7,256	6,893,598
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	11,366	11,209,678
West Corporation
Term Loan, 6.02%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024	5,024	4,653,712
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	16,764	15,681,372

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Zephyr Bidco Limited
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing July 23, 2025	EUR	5,025	$5,520,957
Zephyr Bidco Limited
Term Loan, 5.22%, (3 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	8,725	10,419,481

			$897,066,226

Cable and Satellite Television — 5.8%
Altice France S.A.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		10,946	$10,849,866
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		7,072	7,011,850
Charter Communications Operating, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		34,685	34,806,833
CSC Holdings, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		48,145	47,803,479
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		13,855	13,734,140
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		3,209	3,189,054
MCC Iowa, LLC
Term Loan, 4.35%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		5,857	5,897,304
Mediacom Illinois, LLC
Term Loan, 4.10%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		4,652	4,669,254
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	8,969	9,717,228
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		21,220	20,360,688
Telenet Financing USD, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		31,700	31,624,713
Telenet International Finance S.a.r.l.
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	21,465	23,798,073
Unitymedia Finance, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		45,050	45,045,765
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (1 week EURIBOR + 2.75%), Maturing January 15, 2027	EUR	17,400	19,283,689
UPC Financing Partnership
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		34,647	34,681,133
Virgin Media Bristol, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		69,450	69,681,477
Virgin Media Investment Holdings Limited
Term Loan, 3.97%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	16,075	19,533,085
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	21,925	24,289,528
Ziggo Secured Finance Partnership
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		54,458	54,220,099

			$480,197,258

Chemicals and Plastics — 5.7%
Alpha 3 B.V.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		14,171	$13,889,929
Aruba Investments, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		12,080	12,094,815
Ashland, LLC
Term Loan, 4.01%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		5,464	5,461,222

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		32,260	$32,167,706
Caldic B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	500	549,349
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	1,500	1,648,047
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	5,786	6,308,664
Emerald Performance Materials, LLC
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		4,607	4,608,213
Term Loan - Second Lien, 9.98%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		9,465	9,315,141
Ferro Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,446	3,436,796
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,676	3,665,564
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,755	3,745,250
Flint Group GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,222	1,208,055
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,959	1,711,746
Flint Group US, LLC
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		2,933	2,562,272
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		11,851	10,354,659
Gemini HDPE, LLC
Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		13,161	13,150,216
H.B. Fuller Company
Term Loan, 4.27%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		18,263	18,182,823
Hexion, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing June 25, 2026	EUR	18,800	20,785,594
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		9,175	9,186,239
INEOS Enterprises Holdings Limited
Term Loan, Maturing July 25, 2026(5)	EUR	2,325	2,573,776
INEOS Enterprises Holdings US Finco, LLC
Term Loan, Maturing July 25, 2026(5)		3,100	3,111,625
Ineos Finance PLC
Term Loan, 2.50%, (2 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	15,937	17,370,195
Inovyn Finance PLC
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 10, 2025	EUR	11,121	12,305,403
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	3,855	4,273,166
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		7,300	7,312,290
Messer Industries GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 1, 2026	EUR	4,575	5,077,188
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		20,667	20,615,270
Minerals Technologies, Inc.
Term Loan, 4.54%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		13,866	13,952,692
Momentive Performance Materials, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		5,750	5,730,232

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Platform Specialty Products Corporation
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026		9,154	$9,167,347
PMHC II, Inc.
Term Loan, 6.10%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)		14,990	13,884,501
Polar US Borrower, LLC
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		14,253	13,985,768
PQ Corporation
Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		31,610	31,629,683
Proampac PG Borrower, LLC
Term Loan, 5.90%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		12,972	12,716,342
Spectrum Holdings III Corp.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		14,610	13,824,870
Starfruit Finco B.V.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		18,778	18,519,741
Trinseo Materials Operating S.C.A.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing September 6, 2024		9,973	9,901,744
Tronox Finance, LLC
Term Loan, 5.27%, (USD LIBOR + 3.00%), Maturing September 23, 2024(4)		44,357	44,111,739
Univar, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		32,966	33,028,257
Venator Materials Corporation
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		3,832	3,798,126
Versum Materials, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		1,798	1,799,537

			$472,721,792

Clothing/Textiles — 0.1%
Tumi, Inc.
Term Loan, 3.98%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		5,436	$5,313,392

			$5,313,392

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 2.50%, Floor 1.00%), Maturing June 27, 2024	EUR	1,930	$2,145,239
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,406	2,415,047
SGB-SMIT Management GmbH
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50% (4.00% Cash, 0.50% PIK)), Maturing July 18, 2024	EUR	8,722	7,676,302

			$12,236,588

Containers and Glass Products — 3.8%
Anchor Glass Container Corporation
Term Loan, 5.10%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		2,067	$1,857,131
Berlin Packaging, LLC
Term Loan, 5.38%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		6,515	6,410,363
Berry Global, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.00%), Maturing January 6, 2021		509	508,970
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022		5,208	5,211,960
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		7,331	7,322,086
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing July 1, 2026	EUR	3,750	4,160,592
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		12,125	12,128,783

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
BWAY Holding Company
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		29,063	$28,651,546
Flex Acquisition Company, Inc.
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		49,555	47,466,536
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		17,540	16,889,507
Libbey Glass, Inc.
Term Loan, 5.37%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		13,986	10,990,997
Pelican Products, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		10,001	9,876,469
Pregis Corporation
Term Loan, Maturing July 23, 2026(5)		7,575	7,580,916
Reynolds Group Holdings, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		71,638	71,766,329
Ring Container Technologies Group, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		15,043	14,968,255
Trident TPI Holdings, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		24,367	23,179,315
Verallia Packaging S.A.S.
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	33,651	37,309,229
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	9,025	10,009,252

			$316,288,236

Cosmetics/Toiletries — 0.4%
KIK Custom Products, Inc.
Term Loan, 6.26%, (3 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		36,924	$34,927,534

			$34,927,534

Drugs — 4.2%
Albany Molecular Research, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		10,510	$10,400,349
Alkermes, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		13,229	13,245,374
Amneal Pharmaceuticals, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		29,322	27,074,203
Arbor Pharmaceuticals, Inc.
Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		22,199	20,682,438
Bausch Health Companies, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		82,942	83,175,225
Catalent Pharma Solutions, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026		10,349	10,405,030
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		44,351	40,326,020
Horizon Pharma, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 2.50%), Maturing May 22, 2026		13,469	13,493,800
Jaguar Holding Company II
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		92,731	92,731,433
Mallinckrodt International Finance S.A.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		38,285	32,638,321
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		9,954	8,535,805

			$352,707,998

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ecological Services and Equipment — 0.9%
Advanced Disposal Services, Inc.
Term Loan, 4.60%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		34,471	$34,582,659
EnergySolutions, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		20,333	19,621,151
GFL Environmental, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		23,508	23,365,941

			$77,569,751

Electronics/Electrical — 16.4%
Almonde, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		40,508	$39,829,760
Applied Systems, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		48,708	48,634,260
Term Loan - Second Lien, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		4,000	4,054,000
Aptean, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		6,658	6,654,151
Avast Software B.V.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing September 30, 2023		8,466	8,488,168
Banff Merger Sub, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		44,099	42,468,875
Barracuda Networks, Inc.
Term Loan, 5.77%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		22,432	22,509,219
BMC Software Finance, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,532	3,867,190
Canyon Valor Companies, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		31,355	31,272,305
Carbonite, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.75%), Maturing March 26, 2026		5,357	5,368,204
Celestica, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,777	4,657,331
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%, Floor 2.50%), Maturing June 27, 2025		4,801	4,704,858
Cohu, Inc.
Term Loan, 5.20%, (6 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		11,612	11,321,944
CommScope, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		22,650	22,717,112
CPI International, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		15,266	15,241,269
Datto, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		4,525	4,575,906
DigiCert, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		46,142	46,207,240
Electro Rent Corporation
Term Loan, 7.28%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		19,674	19,796,463
Energizer Holdings, Inc.
Term Loan, 4.69%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		6,411	6,414,742
Entegris, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		3,308	3,318,714
Epicor Software Corporation
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		46,123	46,059,773

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Exact Merger Sub, LLC
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		8,341	$8,338,789
EXC Holdings III Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 2, 2024	EUR	1,724	1,898,651
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		8,176	8,190,625
Financial & Risk US Holdings, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		9,428	9,435,478
Flexera Software, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025		25,594	25,634,220
GlobalLogic Holdings, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		3,322	3,332,114
Go Daddy Operating Company, LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 15, 2024		45,115	45,259,318
GTCR Valor Companies, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	2,948	3,264,244
Hyland Software, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024		52,857	53,012,994
Term Loan - Second Lien, 9.23%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025		5,734	5,774,853
Infoblox, Inc.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		16,643	16,676,559
Infor (US), Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		99,001	99,248,747
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	757	843,292
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		62,849	63,132,290
MA FinanceCo., LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		32,390	32,322,613
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,548	5,520,443
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		14,714	13,267,239
Marcel LUX IV S.a.r.l.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		3,791	3,752,595
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	2,850	3,142,628
MaxLinear, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2024		7,439	7,429,628
Mirion Technologies, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		5,363	5,400,122
MKS Instruments, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing February 2, 2026		4,514	4,528,497
MTS Systems Corporation
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		3,592	3,614,368
Prometric Holdings, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		5,634	5,503,548
Renaissance Holding Corp.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		20,692	20,191,570
Term Loan - Second Lien, 9.23%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,088,000
Seattle Spinco, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		37,468	37,280,913
SGS Cayman L.P.
Term Loan, 7.70%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		3,588	3,551,989

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SkillSoft Corporation
Term Loan, 6.95%, (6 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	61,913	$52,811,844
SolarWinds Holdings, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	73,818	73,889,262
Sparta Systems, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	3,931	3,459,483
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	21,188	21,204,696
SS&C Technologies, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	7,642	7,650,465
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	31,121	31,145,038
SurveyMonkey, Inc.
Term Loan, 6.10%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	9,389	9,377,314
Sutherland Global Services, Inc.
Term Loan, 7.70%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	15,413	15,258,629
Tibco Software, Inc.
Term Loan, 6.39%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026	24,085	24,157,432
TriTech Software Systems
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	5,793	5,715,505
TTM Technologies, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	11,983	11,963,045
Uber Technologies
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	58,709	58,938,049
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	34,136	34,333,796
Ultimate Software Group, Inc. (The)
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	21,200	21,388,807
Ultra Clean Holdings, Inc.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	11,480	11,250,181
VeriFone Systems, Inc.
Term Loan, 6.45%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	3,267	3,201,436
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	15,979	15,582,629
Veritas Bermuda, Ltd.
Term Loan, 6.75%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)	26,164	24,637,427
Vero Parent, Inc.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	27,316	27,230,210
Wall Street Systems Delaware, Inc.
Term Loan, 5.65%, (6 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	7,237	7,064,705
Western Digital Corporation
Term Loan, 4.01%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	13,186	13,164,830

		$1,363,222,594

Equipment Leasing — 1.1%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.02%, (1 mo. USD LIBOR + 1.75%), Maturing January 15, 2025	40,436	$40,587,955
Delos Finance S.a.r.l.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023	18,563	18,632,109
Flying Fortress, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022	14,625	14,670,703
IBC Capital Limited
Term Loan, 6.15%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	17,626	17,633,332

		$91,524,099

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Financial Intermediaries — 3.6%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		5,650	$5,642,796
Aretec Group, Inc.
Term Loan, 6.48%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		21,323	20,932,012
Blackstone Mortgage Trust, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing April 23, 2026		4,875	4,911,562
Citco Funding, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		27,417	27,417,158
Clipper Acquisitions Corp.
Term Loan, 4.13%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		12,239	12,161,828
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(6)		28,127	10,758,433
Donnelley Financial Solutions, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		1,985	1,981,397
EIG Management Company, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		2,790	2,800,149
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	9,550	10,640,571
FinCo. I, LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		13,939	14,010,795
Focus Financial Partners, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		20,199	20,239,094
Franklin Square Holdings L.P.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		6,774	6,807,682
Greenhill & Co., Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		11,350	11,328,719
GreenSky Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		14,245	14,182,367
Guggenheim Partners, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		39,894	40,037,142
Harbourvest Partners, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		9,759	9,759,262
LPL Holdings, Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		19,714	19,794,031
MIP Delaware, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		1,188	1,189,495
Ocwen Loan Servicing, LLC
Term Loan, 7.23%, (1 mo. USD LIBOR + 5.00%), Maturing December 4, 2020		3,713	3,710,879
Sesac Holdco II, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		8,141	8,032,454
Starwood Property Trust, Inc.
Term Loan, Maturing July 10, 2026(5)		6,150	6,196,125
StepStone Group L.P.
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing March 27, 2025		6,567	6,591,501
Victory Capital Holdings, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 1, 2026		17,192	17,256,744
Virtus Investment Partners, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		9,801	9,853,168
Walker & Dunlop, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2025		10,224	10,252,374

			$296,487,738

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Products — 4.0%
Alphabet Holding Company, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		39,249	$37,149,098
Badger Buyer Corp.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		12,953	12,110,771
CHG PPC Parent, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		4,677	4,670,851
Del Monte Foods, Inc.
Term Loan, 5.77%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		15,611	12,264,319
Froneri International PLC
Term Loan, 2.38%, (2 mo. EURIBOR + 2.38%), Maturing January 31, 2025	EUR	28,875	32,014,567
Term Loan, 3.71%, (1 mo. GBP LIBOR + 3.00%), Maturing January 31, 2025	GBP	10,090	12,262,461
Hearthside Food Solutions, LLC
Term Loan, 5.92%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		13,291	13,086,405
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		6,343	6,324,096
High Liner Foods Incorporated
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		11,718	11,425,176
HLF Financing S.a.r.l.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		31,462	31,524,042
Jacobs Douwe Egberts International B.V.
Term Loan, 4.44%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		22,212	22,308,379
JBS USA Lux S.A.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing May 1, 2026		56,907	57,055,562
Nomad Foods Europe Midco Limited
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		26,135	26,135,273
Post Holdings, Inc.
Term Loan, 4.27%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		14,613	14,629,795
Refresco Group B.V.
Term Loan, 5.77%, (3 mo. USD LIBOR + 3.25%), Maturing March 28, 2025		4,010	4,017,018
Restaurant Technologies, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		10,224	10,268,353
Sunshine Investments B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	13,118	14,504,187
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	8,500	9,409,504

			$331,159,857

Food Service — 2.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		80,233	$80,423,266
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		8,977	8,995,504
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.25%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		7,821	7,840,553
Dhanani Group, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		6,416	6,203,035
IRB Holding Corp.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		33,529	33,419,815
NPC International, Inc.
Term Loan, 5.77%, (USD LIBOR + 3.50%), Maturing April 19, 2024(4)		13,093	10,592,188

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
US Foods, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		26,547	$26,551,221
Welbilt, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		6,791	6,751,612

			$180,777,194

Food/Drug Retailers — 0.6%
Albertsons, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		22,896	$22,962,362
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025		6,319	6,337,171
Diplomat Pharmacy, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		4,940	4,625,075
L1R HB Finance Limited
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	7,273	6,271,626
Term Loan, 6.02%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	6,773	6,399,715

			$46,595,949

Forest Products — 0.0%(7)
Clearwater Paper Corporation
Term Loan, Maturing July 24, 2026(5)		4,075	$4,110,656

			$4,110,656

Health Care — 10.5%
Acadia Healthcare Company, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		1,958	$1,964,607
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing February 16, 2023		1,294	1,297,697
ADMI Corp.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		17,190	17,001,972
Akorn, Inc.
Term Loan, 9.25%, (1 mo. USD LIBOR + 7.00%), Maturing April 16, 2021		17,602	16,237,599
Alliance Healthcare Services, Inc.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		9,590	9,146,796
Term Loan - Second Lien, 12.23%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,175	5,136,188
Argon Medical Devices, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		7,162	7,162,150
athenahealth, Inc.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		24,539	24,668,849
Athletico Management, LLC
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		7,463	7,509,141
ATI Holdings Acquisition, Inc.
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.50%), Maturing May 10, 2023		1,960	1,935,101
Avantor, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		8,650	8,733,120
BioClinica, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		12,992	12,537,483
BW NHHC Holdco, Inc.
Term Loan, 7.27%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,682	10,776,645
Carestream Dental Equipment, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		5,130	5,053,483
Certara L.P.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		7,617	7,522,277

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CHG Healthcare Services, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		38,515	$38,495,939
Concentra, Inc.
Term Loan, 5.21%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		13,574	13,625,197
CPI Holdco, LLC
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		14,061	14,060,849
CryoLife, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,196	5,225,102
CTC AcquiCo GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	18,221	19,830,426
Elsan SAS
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 31, 2024	EUR	8,750	9,751,336
Ensemble RCM, LLC
Term Loan, Maturing August 3, 2026(5)		6,050	6,058,821
Envision Healthcare Corporation
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		64,501	55,571,503
Gentiva Health Services, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		30,152	30,311,336
Greatbatch Ltd.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		4,769	4,795,844
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.60%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		41,678	41,843,722
Hanger, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		23,574	23,721,450
Inovalon Holdings, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		16,516	16,536,338
IQVIA, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025		10,071	10,108,390
Kinetic Concepts, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024		28,608	28,714,931
Medical Solutions, LLC
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024		9,058	9,046,521
MPH Acquisition Holdings, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		29,469	28,642,769
National Mentor Holdings, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		349	351,763
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		5,612	5,649,225
Navicure, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024		11,985	12,015,285
One Call Corporation
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		15,523	13,582,503
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		62,842	61,192,300
Parexel International Corporation
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		23,240	22,465,629
Phoenix Guarantor, Inc.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.50%), Maturing March 5, 2026		24,050	24,205,315
Prospect Medical Holdings, Inc.
Term Loan, 7.88%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024		12,028	12,020,574
Radiology Partners Holdings, LLC
Term Loan, 7.19%, (3 mo. USD LIBOR + 4.75%), Maturing July 9, 2025		7,416	7,407,011

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
RadNet, Inc.
Term Loan, 5.86%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023		19,971	$19,933,603
Select Medical Corporation
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		31,033	31,032,901
Sotera Health Holdings, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022		25,205	24,973,737
Sound Inpatient Physicians
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025		7,032	7,022,913
Surgery Center Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		13,850	13,331,004
Team Health Holdings, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		35,554	31,332,309
Tecomet, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		24,564	24,618,083
U.S. Anesthesia Partners, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		23,984	23,354,855
Verscend Holding Corp.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		26,418	26,582,731
Viant Medical Holdings, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		8,833	8,803,809
Wink Holdco, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		6,075	5,995,442

			$868,894,574

Home Furnishings — 0.7%
Bright Bidco B.V.
Term Loan, 5.80%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		20,438	$13,642,095
Serta Simmons Bedding, LLC
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		61,585	42,185,809

			$55,827,904

Industrial Equipment — 5.9%
AI Alpine AT Bidco GmbH
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing October 31, 2025	EUR	5,500	$6,060,915
Altra Industrial Motion Corp.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		9,091	9,049,029
Apex Tool Group, LLC
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		27,155	26,069,153
Carlisle Foodservice Products, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		12,075	11,581,674
Clark Equipment Company
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		19,786	19,785,935
Coherent Holding GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	4,842	5,403,728
Columbus McKinnon Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 31, 2024		5,702	5,737,431
CPM Holdings, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		7,388	7,332,466
Delachaux Group S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing March 28, 2026	EUR	4,650	5,201,174
Term Loan, 6.82%, (3 mo. USD LIBOR + 4.50%), Maturing March 28, 2026		5,900	5,870,500

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,651	$2,934,740
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,628	7,336,889
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		13,486	13,452,165
DXP Enterprises, Inc.
Term Loan, 6.98%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,232	5,257,972
Dynacast International, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		12,553	12,380,073
Engineered Machinery Holdings, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		18,472	18,136,794
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		4,030	4,039,824
EWT Holdings III Corp.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		34,134	34,176,610
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,172	4,659,026
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		53,654	53,846,516
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	3,144	3,503,228
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		9,939	9,977,946
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	7,894	8,702,636
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		32,838	32,730,751
Hayward Industries, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		6,214	6,155,691
LTI Holdings, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,484	5,257,366
Term Loan, Maturing July 24, 2026(5)		2,450	2,407,125
Milacron, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		17,572	17,582,547
Minimax Viking GmbH
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 31, 2025	EUR	3,471	3,873,659
Quimper AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	1,068	1,190,746
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	22,057	24,592,648
Rexnord, LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		8,548	8,593,320
Robertshaw US Holding Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025		24,746	23,137,474
Shape Technologies Group, Inc.
Term Loan, 5.26%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		14,263	13,666,171
Tank Holding Corp.
Term Loan, 6.56%, (USD LIBOR + 4.00%), Maturing March 26, 2026(4)		6,100	6,127,956
Terex Corporation
Term Loan, 4.35%, (2 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		8,879	8,880,284
Thermon Industries, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,592	3,591,875
Titan Acquisition Limited
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		38,625	36,886,640
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	13,925	15,543,434

			$490,714,111

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Insurance — 3.8%
Alliant Holdings Intermediate, LLC
Term Loan, 5.27%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		23,277	$22,965,904
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		5,775	5,740,108
AmWINS Group, Inc.
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		48,807	48,877,731
Asurion, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		30,987	31,090,706
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		46,531	46,683,405
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,475	2,483,895
Term Loan - Second Lien, 8.73%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		28,200	28,722,884
Financiere CEP S.A.S.
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	3,425	3,799,177
FrontDoor, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025		3,007	3,025,407
Hub International Limited
Term Loan, 5.27%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		36,522	36,185,246
NFP Corp.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		41,520	41,026,777
Sedgwick Claims Management Services, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		11,766	11,603,971
USI, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		34,621	34,202,911

			$316,408,122

Leisure Goods/Activities/Movies — 4.5%
AMC Entertainment Holdings, Inc.
Term Loan, 5.23%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		18,573	$18,619,562
Amer Sports Oyj
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	43,975	48,449,113
Ancestry.com Operations, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		49,158	49,194,603
Bombardier Recreational Products, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		33,705	33,641,408
ClubCorp Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		21,566	19,937,601
Crown Finance US, Inc.
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	11,060	12,238,834
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		18,791	18,752,970
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		41,796	41,358,224
Emerald Expositions Holding, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		14,058	13,846,847
Etraveli Holding AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 2, 2024	EUR	9,350	10,408,675
Kasima, LLC
Term Loan, 7.00%, (USD Prime + 1.50%), Maturing May 17, 2021		28	27,608
Lindblad Expeditions, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,180	1,185,483
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		4,718	4,741,932

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Live Nation Entertainment, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		5,974	$5,981,850
NASCAR Holdings, Inc.
Term Loan, Maturing July 26, 2026(5)		9,075	9,124,159
Sabre GLBL, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		6,656	6,680,557
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		21,293	21,368,676
SRAM, LLC
Term Loan, 5.09%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		11,505	11,576,588
Steinway Musical Instruments, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		9,184	9,068,953
Travel Leaders Group, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		14,593	14,671,648
UFC Holdings, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026		14,281	14,328,986
Vue International Bidco PLC
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing June 14, 2026	EUR	7,883	8,787,417
Term Loan, Maturing June 18, 2026(5)	EUR	1,417	1,580,072

			$375,571,766

Lodging and Casinos — 4.5%
Aimbridge Acquisition Co., Inc.
Term Loan, 6.14%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026		3,416	$3,437,705
Aristocrat Technologies, Inc.
Term Loan, 4.03%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		11,707	11,726,083
Azelis Finance S.A.
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	3,750	4,172,656
Boyd Gaming Corporation
Term Loan, 4.62%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		5,577	5,589,840
Churchill Downs Incorporated
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,448	3,457,525
CityCenter Holdings, LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		59,699	59,863,105
Eldorado Resorts, LLC
Term Loan, 4.58%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		5,379	5,376,787
ESH Hospitality, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		27,839	27,919,154
Four Seasons Hotels Limited
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		7,172	7,187,882
Golden Nugget, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		50,923	51,042,348
GVC Holdings PLC
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	16,875	18,736,674
Term Loan, 4.02%, (3 mo. GBP LIBOR + 3.25%), Maturing March 29, 2024	GBP	4,550	5,526,337
Term Loan, 4.45%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		15,899	15,951,741
Hanjin International Corp.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,225	5,172,750
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		32,147	32,194,929
Playa Resorts Holding B.V.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		30,303	29,223,595

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Richmond UK Bidco Limited
Term Loan, 4.96%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,739	$3,231,220
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,450	12,776,823
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		51,512	51,833,896
VICI Properties 1, LLC
Term Loan, 4.27%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		20,222	20,221,591

			$374,642,641

Nonferrous Metals/Minerals — 0.5%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(3)(8)		370	$302,604
Murray Energy Corporation
Term Loan, 9.77%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		17,992	11,492,586
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2020(6)		2,904	166,977
Oxbow Carbon, LLC
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		8,515	8,568,023
Term Loan - Second Lien, 9.73%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		5,721	5,735,204
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	14,875	16,096,132

			$42,361,526

Oil and Gas — 2.3%
Ameriforge Group, Inc.
Term Loan, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		15,009	$14,934,118
Apergy Corporation
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		3,855	3,877,108
Blackstone CQP Holdco L.P.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		12,375	12,440,736
Centurion Pipeline Company, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,458	3,466,988
CITGO Holding, Inc.
Term Loan, Maturing July 24, 2023(5)		3,000	3,052,500
CITGO Petroleum Corporation
Term Loan, 6.82%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021		15,463	15,501,212
Term Loan, 7.32%, (3 mo. USD LIBOR + 5.00%), Maturing March 22, 2024		31,496	31,594,488
Delek US Holdings, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		7,361	7,351,439
Fieldwood Energy, LLC
Term Loan, 7.51%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		26,962	24,940,276
Matador Bidco S.a.r.l.
Term Loan, Maturing June 12, 2026(5)		7,000	7,030,625
McDermott Technology Americas, Inc.
Term Loan, 7.23%, (1 mo. USD LIBOR + 5.00%), Maturing May 9, 2025		19,261	18,442,730
Prairie ECI Acquiror L.P.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		10,973	11,023,939
PSC Industrial Holdings Corp.
Term Loan, 6.08%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024		11,417	11,376,377

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sheridan Investment Partners II L.P.
Term Loan, 0.00%, Maturing December 16, 2020(6)		354	$209,696
Term Loan, 0.00%, Maturing December 16, 2020(6)		949	562,270
Term Loan, 0.00%, Maturing December 16, 2020(6)		6,822	4,041,986
Sheridan Production Partners I, LLC
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		776	555,150
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		1,271	908,880
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		9,593	6,859,050
Ultra Resources, Inc.
Term Loan, 6.27%, (6.02 Cash (1 mo. USD LIBOR + 3.75%), 0.25% PIK), Maturing April 12, 2024		13,278	10,113,566

			$188,283,134

Publishing — 1.1%
Ascend Learning, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		21,344	$21,277,653
Getty Images, Inc.
Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	4,437,225
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		13,582	13,547,796
Harland Clarke Holdings Corp.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		16,893	13,091,873
LSC Communications, Inc.
Term Loan, 7.77%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022		6,445	5,534,925
Nielsen Finance, LLC
Term Loan, 4.37%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023		15,249	15,242,213
ProQuest, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021		20,124	20,123,973
Tweddle Group, Inc.
Term Loan, 6.77%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023		2,196	2,066,704

			$95,322,362

Radio and Television — 2.6%
ALM Media Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020		5,442	$5,034,269
AP NMT Acquisition B.V.
Term Loan, 8.07%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021		5,069	5,051,841
Cumulus Media New Holdings, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022		11,953	12,012,798
Diamond Sports Group, LLC
Term Loan, Maturing July 17, 2026(5)		36,175	36,276,507
Entercom Media Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024		10,781	10,798,580
Entravision Communications Corporation
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing November 29, 2024		9,321	9,134,478
Gray Television, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 2, 2026		9,801	9,836,229
Hubbard Radio, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025		14,097	14,091,290
iHeartCommunications, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.00%), Maturing May 1, 2026		5,073	5,121,117
Mission Broadcasting, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024		4,022	4,009,797

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Nexstar Broadcasting, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	20,192	$20,128,779
Term Loan, Maturing June 19, 2026(5)	6,200	6,200,645
Sinclair Television Group, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	17,184	17,195,115
Term Loan, Maturing July 17, 2026(5)	3,485	3,495,505
Term Loan, Maturing July 17, 2026(5)	4,065	4,078,089
Univision Communications, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	57,983	56,904,961

		$219,370,000

Retailers (Except Food and Drug) — 2.0%
Ascena Retail Group, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	19,158	$11,830,324
Bass Pro Group, LLC
Term Loan, 7.23%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	9,383	8,902,003
BJ’s Wholesale Club, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 2.75%), Maturing February 3, 2024	25,891	25,979,190
CDW, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	10,735	10,767,197
Coinamatic Canada, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	1,415	1,395,239
David’s Bridal, Inc.
Term Loan, 9.74%, (1 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	2,227	2,244,172
Term Loan, 10.24%, (1 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	8,464	6,686,580
Global Appliance, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	4,185	4,177,431
Go Wireless, Inc.
Term Loan, 8.73%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	2,879	2,796,480
Hoya Midco, LLC
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	13,327	13,232,541
J. Crew Group, Inc.
Term Loan, 5.26%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	22,608	18,412,307
LSF9 Atlantis Holdings, LLC
Term Loan, 8.36%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	14,239	13,384,295
PetSmart, Inc.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022	36,253	35,669,673
PFS Holding Corporation
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	11,318	4,413,994
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.70%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	6,040	1,660,912
Radio Systems Corporation
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	6,954	6,893,023

		$168,445,361

Steel — 1.6%
Atkore International, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	36,992	$37,154,188
GrafTech Finance, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	37,315	36,801,530
Neenah Foundry Company
Term Loan, 8.80%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	7,463	7,388,268

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Phoenix Services International, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025		13,961	$13,926,496
Zekelman Industries, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021		38,104	38,175,297

			$133,445,779

Surface Transport — 0.7%
1199169 B.C. Unlimited Liability Company
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		3,715	$3,742,381
Agro Merchants NAI Holdings, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		15,335	15,353,911
Kenan Advantage Group, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		3,378	3,263,583
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		14,290	13,808,027
PODS, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024		2,350	2,338,743
Stena International S.a.r.l.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		13,549	13,300,531
XPO Logistics, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		2,789	2,796,543

			$54,603,719

Telecommunications — 6.5%
CenturyLink, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		90,462	$89,998,671
Ciena Corporation
Term Loan, 4.27%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025		14,069	14,123,640
Colorado Buyer, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		19,539	18,423,354
Digicel International Finance Limited
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		19,774	16,980,878
eircom Finco S.a.r.l.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing April 19, 2024	EUR	23,574	26,177,695
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing April 23, 2026	EUR	7,075	7,862,377
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	25,162	27,639,294
Global Eagle Entertainment, Inc.
Term Loan, 9.71%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		22,967	21,675,502
Intelsat Jackson Holdings S.A.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		39,650	39,788,775
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		19,500	19,737,666
IPC Corp.
Term Loan, 6.76%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		8,930	7,724,451
Level 3 Financing, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		47,300	47,396,066
Lumentum Holdings
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing December 10, 2025		5,970	5,983,062
Onvoy, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		17,998	15,028,384
Plantronics, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		13,372	13,397,522

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SBA Senior Finance II, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025	14,491	$14,475,975
Sprint Communications, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	66,539	66,427,931
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	11,642	11,657,868
Syniverse Holdings, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	12,348	11,355,427
Telesat Canada
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	49,103	49,041,644
Zayo Group, LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024	12,400	12,414,471

		$537,310,653

Utilities — 2.0%
Brookfield WEC Holdings, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	30,323	$30,505,834
Calpine Construction Finance Company L.P.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	7,647	7,646,638
Calpine Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing May 31, 2023	2,982	2,988,816
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	28,947	29,005,473
Granite Acquisition, Inc.
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	25,032	25,188,356
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	4,582	4,610,675
Lightstone Holdco, LLC
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,209	1,192,677
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	21,429	21,146,161
Longview Power, LLC
Term Loan, 8.26%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	11,243	9,781,252
Pike Corporation
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.25%), Maturing July 19, 2026	6,125	6,157,536
Talen Energy Supply, LLC
Term Loan, 6.11%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026	9,225	9,063,563
USIC Holdings, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing December 8, 2023	15,486	15,405,176

		$162,692,157

Total Senior Floating-Rate Loans (identified cost $9,972,726,384)		$9,710,190,428

Corporate Bonds & Notes — 3.5%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc.
6.25%, 3/15/26(9)	5,800	$6,097,250

		$6,097,250

Security	Principal Amount* (000’s omitted)		Value
Automotive — 0.1%
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
6.25%, 5/15/26(9)		4,975	$5,160,070
Tenneco, Inc.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(10)	EUR	6,000	6,510,624

			$11,670,694

Business Equipment and Services — 0.3%
Allied Universal Holdco, LLC/Allied Universal Finance Corp.
6.625%, 7/15/26(9)		3,525	$3,692,438
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24(9)		9,125	9,330,495
5.75%, 4/15/26(9)		9,125	9,547,487

			$22,570,420

Cable and Satellite Television — 0.1%
Altice France SA
7.375%, 5/1/26(9)		1,000	$1,060,200
Virgin Media Secured Finance PLC
5.25%, 1/15/26(9)		9,000	9,225,000
Ziggo B.V.
5.50%, 1/15/27(9)		2,000	2,052,500

			$12,337,700

Chemicals and Plastics — 0.0%(7)
PQ Corp.
6.75%, 11/15/22(9)		3,000	$3,112,500

			$3,112,500

Containers and Glass Products — 0.4%
Berry Global, Inc.
5.625%, 7/15/27(9)		2,500	$2,631,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		19,746	19,841,928
5.803%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)		8,075	8,110,530
5.125%, 7/15/23(9)		250	255,000

			$30,838,708

Drugs — 0.6%
Bausch Health Cos, Inc.
6.50%, 3/15/22(9)		9,841	$10,214,958
7.00%, 3/15/24(9)		12,794	13,529,655
5.50%, 11/1/25(9)		20,375	21,266,406
Par Pharmaceutical, Inc.
7.50%, 4/1/27(9)		7,500	6,825,000

			$51,836,019

Food Products — 0.0%(7)
Iceland Bondco PLC
5.017%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	1,741	$2,118,754

			$2,118,754

Food/Drug Retailers — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)		8,600	$5,332,000

			$5,332,000

Security	Principal Amount* (000’s omitted)		Value
Health Care — 0.8%
Avantor, Inc.
6.00%, 10/1/24(9)		13,250	$14,210,757
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		11,650	11,577,188
6.25%, 3/31/23		13,375	12,856,719
HCA, Inc.
5.25%, 4/15/25		1,250	1,380,157
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)		14,825	15,793,443
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	12,906,250
4.375%, 10/1/21		1,225	1,254,094

			$69,978,608

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,242,000

			$4,242,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		7,700	$7,805,875

			$7,805,875

Radio and Television — 0.2%
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(9)(11)		7,525	$7,666,094
iHeartCommunications, Inc.
6.375%, 5/1/26		1,159	1,237,345
8.375%, 5/1/27		2,101	2,222,302
Univision Communications, Inc.
5.125%, 2/15/25(9)		3,000	2,925,000

			$14,050,741

Telecommunications — 0.3%
CommScope, Inc.
6.00%, 3/1/26(9)		14,645	$14,878,588
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.
8.75%, 5/25/24(9)		7,250	6,851,250
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(10)	EUR	3,350	3,685,474

			$25,415,312

Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(9)		2,000	$2,022,500
5.875%, 1/15/24(9)		5,000	5,125,000
5.25%, 6/1/26(9)		7,675	7,780,685
Talen Energy Supply, LLC
6.625%, 1/15/28(9)		5,950	5,749,187

			$20,677,372

Total Corporate Bonds & Notes (identified cost $287,105,831)			$288,083,953

Asset-Backed Securities — 3.4%

Security	Principal Amount (000’s omitted)	Value
Alinea CLO, Ltd.
Series 2018-1A, Class D, 5.378%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(10)	$2,500	$2,424,823
Series 2018-1A, Class E, 8.278%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(10)	3,000	2,801,172
ALM Loan Funding, Ltd.
Series 2013-7RA, Class DR, 9.443%, (3 mo. USD LIBOR + 7.14%), 10/15/28(9)(10)	3,000	2,954,983
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.725%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(10)	3,525	3,218,346
AMMC CLO, Ltd.
Series 2014-15A, Class ERR, 9.213%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(10)	5,000	4,908,127
Apidos CLO XX
Series 2015-20A, Class DR, 8.022%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(10)	2,375	2,224,641
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 8.828%, (3 mo. USD LIBOR + 6.55%), 4/22/31(9)(10)	1,250	1,226,755
Ares XL CLO, Ltd.
Series 2016-40A, Class CR, 5.703%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(10)	2,500	2,486,699
Series 2016-40A, Class DR, 8.653%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(10)	3,500	3,422,717
Ares XLIX CLO, Ltd.
Series 2018-49A, Class D, 5.278%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(10)	2,500	2,420,385
Series 2018-49A, Class E, 7.978%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(10)	3,500	3,285,402
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class C, 5.418%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	5,000	4,791,419
Series 2014-32RA, Class D, 8.368%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(10)	1,000	928,700
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 8.003%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,000	3,691,692
Babson CLO, Ltd.
Series 2015-IA, Class DR, 4.878%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,359,485
Series 2016-1A, Class DR, 5.309%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(10)	1,250	1,210,560
Series 2016-1A, Class ER, 8.259%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(10)	3,500	3,272,762
Series 2018-1A, Class C, 4.903%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	3,301,464
Bain Capital Credit CLO
Series 2018-1A, Class D, 4.959%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	4,779,778
Benefit Street Partners CLO V-B, Ltd.
Series 2018-5BA, Class C, 5.208%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(10)	5,000	4,786,592
Series 2018-5BA, Class D, 8.228%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(10)	3,500	3,298,366
Benefit Street Partners CLO VIII, Ltd.
Series 2015-8A, Class DR, 7.878%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	4,932,819
Benefit Street Partners CLO XIV, Ltd.
Series 2018-14A, Class D, 4.878%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,410,562
Benefit Street Partners CLO XVI, Ltd.
Series 2018-16A, Class D, 6.003%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(10)	2,000	1,978,584
Series 2018-16A, Class E, 9.003%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(10)	2,250	2,198,227
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 8.93%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(10)	1,750	1,738,532
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 5.166%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(10)	2,500	2,398,239
Series 2018-1A, Class D, 7.916%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(10)	4,550	4,180,494
BlueMountain CLO, Ltd.
Series 2015-3A, Class CR, 4.878%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	5,000	4,742,827
Series 2015-3A, Class DR, 7.678%, (3 mo. USD LIBOR + 5.40%), 4/20/31(9)(10)	3,000	2,755,862
Series 2016-3A, Class DR, 5.618%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(10)	1,500	1,453,754

Security	Principal Amount (000’s omitted)	Value
Series 2016-3A, Class ER, 8.468%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(10)	$1,500	$1,404,708
Series 2018-1A, Class D, 5.316%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(10)	2,500	2,420,366
Series 2018-1A, Class E, 8.216%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(10)	2,000	1,881,938
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 8.003%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,875	4,425,525
Series 2016-1A, Class DR, 5.103%, (3 mo. USD LIBOR + 2.80%), 7/15/31(9)(10)	3,000	2,853,411
Series 2016-1A, Class ER, 8.053%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	4,000	3,602,883
Series 2016-2A, Class ER, 8.787%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(10)	4,500	4,053,284
Series 2018-1A, Class D, 5.203%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(10)	3,000	2,865,132
Series 2018-1A, Class E, 8.053%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	2,750	2,554,253
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class CR2, 5.803%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(10)	2,500	2,493,517
Series 2012-3A, Class DR2, 8.803%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(10)	1,500	1,438,999
Series 2014-3RA, Class C, 5.715%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(10)	1,000	966,153
Series 2014-3RA, Class D, 8.165%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(10)	2,150	1,934,318
Series 2014-4RA, Class C, 5.203%(3 mo. USD LIBOR + 2.90%), 7/15/30(9)(10)	2,750	2,539,607
Series 2014-4RA, Class D, 7.953%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(10)	3,500	3,238,934
Carlyle CLO, Ltd.
Series C17A, Class CR, 5.066%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(10)	5,000	4,815,704
Series C17A, Class DR, 8.266%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(10)	3,500	3,305,064
Cole Park CLO, Ltd.
Series 2015-1A, Class ER, 8.878%, (3 mo. USD LIBOR + 6.60%), 10/20/28(9)(10)	2,000	1,969,642
Dryden CLO, Ltd.
Series 2015-40A, Class DR, 5.618%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(10)	3,000	2,920,011
Series 2015-41A, Class DR, 4.903%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	7,000	6,643,711
Series 2015-41A, Class ER, 7.603%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	1,149,608
Series 2016-42A, Class DR, 5.233%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(10)	2,500	2,417,030
Series 2018-55A, Class D, 5.153%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(10)	1,500	1,437,437
Series 2018-55A, Class E, 7.703%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(10)	2,000	1,849,623
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 8.268%, (3 mo. USD LIBOR + 5.75%), 8/15/31(9)(10)	2,350	2,216,600
Series 2016-42A, Class ER, 7.853%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(10)	3,500	3,237,904
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 8.948%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	4,500	4,240,463
Galaxy XXV CLO, Ltd.
Series 2015-19A, Class D1R, 8.813%, (3 mo. USD LIBOR + 6.53%), 7/24/30(9)(10)	2,000	1,906,741
Series 2018-25A, Class D, 5.376%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(10)	2,500	2,416,873
Series 2018-25A, Class E, 8.226%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	3,500	3,249,389
Goldentree Loan Management US CLO, Ltd.
Series 2019-5A, Class D, (3 mo. USD LIBOR + 3.85%), 10/20/32(9)(11)	1,500	1,501,125
Golub Capital Partners CLO, Ltd.
Series 2018-37A, Class D, 5.578%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(10)	4,000	3,912,536
Series 2018-37A, Class E, 8.028%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(10)	4,750	4,323,924
ICG US CLO, Ltd.
Series 2018-2A, Class D, 5.378%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(10)	2,000	1,931,927
Series 2018-2A, Class E, 8.028%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(10)	3,000	2,693,200
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR2, 8.198%, (3 mo. USD LIBOR + 5.92%), 10/21/30(9)(10)	2,000	1,853,856
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class DR, 5.403%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(10)	2,500	2,406,070
Series 2016-22A, Class ER, 8.363%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(10)	3,000	2,783,673

Security	Principal Amount (000’s omitted)	Value
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, 7.878%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(10)	$1,950	$1,844,823
Oaktree CLO, Ltd.
Series 2019-3A, Class D, (3 mo. USD LIBOR + 3.96%), 7/20/31(9)(11)	2,625	2,611,628
OHA Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 10.02%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	3,000	3,000,297
Palmer Square CLO, Ltd.
Series 2013-2A, Class CRR, 5.503%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(10)	2,500	2,461,429
Series 2013-2A, Class DRR, 8.153%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(10)	3,250	3,041,473
Series 2015-1A, Class DR2, 8.772%, (3 mo. USD LIBOR + 6.25%), 5/21/29(9)(10)	1,850	1,824,813
Series 2018-1A, Class C, 5.28%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	3,000	2,812,020
Series 2018-1A, Class D, 7.93%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	1,810,194
Series 2018-2A, Class D, 7.922%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(10)	2,000	1,853,221
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 5.403%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(10)	2,500	2,427,468
Series 2018-2A, Class D, 8.253%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(10)	5,000	4,562,441
Regatta XIV Funding, Ltd.
Series 2018-3A, Class D, 5.971%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(10)	2,500	2,435,863
Series 2018-3A, Class E, 8.721%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	4,500	4,226,652
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 8.776%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(10)	3,875	3,719,814
Southwick Park CLO, LLC
Series 2019-4A, Class D, (3 mo. USD LIBOR + 3.85%), 7/20/32(9)(11)	1,500	1,501,500
Series 2019-4A, Class E, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(11)	1,750	1,723,750
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.178%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(10)	4,500	4,301,551
Series 2016-1A, Class DR, 8.178%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(10)	4,625	4,292,515
Vibrant CLO 1X, Ltd.
Series 2018-9A, Class C, 5.478%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(10)	2,500	2,430,251
Series 2018-9A, Class D, 8.528%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(10)	3,500	3,216,204
Vibrant CLO X, Ltd.
Series 2018-10A, Class C, 5.528%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(10)	5,000	4,837,263
Series 2018-10A, Class D, 8.468%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(10)	5,000	4,620,435
Voya CLO, Ltd.
Series 2014-1A, Class DR2, 8.30%, (3 mo. USD LIBOR + 6.00%), 4/18/31(9)(10)	3,250	3,035,438
Series 2015-3A, Class CR, 5.428%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(10)	2,500	2,414,647
Series 2015-3A, Class DR, 8.478%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(10)	5,500	5,154,660
Series 2016-3A, Class CR, 5.55%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(10)	2,000	1,944,607
Series 2016-3A, Class DR, 8.38%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(10)	3,375	3,158,862
Series 2018-1A, Class C, 4.903%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,704,734
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 5.178%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(10)	2,000	1,921,859
Series 2015-1A, Class DR, 7.778%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(10)	2,500	2,366,276

Total Asset-Backed Securities (identified cost $300,486,596)		$285,696,595

Common Stocks — 0.8%

Security	Shares	Value
Aerospace and Defense — 0.0%(7)
IAP Global Services, LLC(3)(12)(13)	168	$2,241,087

		$2,241,087

Automotive — 0.0%(7)
Dayco Products, LLC(12)(13)	48,926	$1,565,632

		$1,565,632

Business Equipment and Services — 0.1%
Crossmark Holdings, Inc.(12)(13)	37,581	$3,062,852

		$3,062,852

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(13)	454,988	$5,118,615

		$5,118,615

Electronics/Electrical — 0.0%(7)
Answers Corp.(3)(12)(13)	642,963	$1,285,926

		$1,285,926

Health Care — 0.0%(7)
New Millennium Holdco, Inc.(12)(13)	319,499	$22,365

		$22,365

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(12)(13)	190,419	$0

		$0

Oil and Gas — 0.4%
AFG Holdings, Inc.(3)(12)(13)	281,241	$18,620,967
Fieldwood Energy, Inc.(12)(13)	109,481	3,485,142
Samson Resources II, LLC, Class A(12)(13)	387,972	9,311,328
Southcross Holdings Group, LLC(3)(12)(13)	573	0
Southcross Holdings L.P., Class A(12)(13)	573	307,987

		$31,725,424

Publishing — 0.1%
ION Media Networks, Inc.(3)(12)	13,247	$6,818,098
Tweddle Group, Inc.(3)(12)(13)	18,167	58,316

		$6,876,414

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(13)	482,097	$1,460,754
Cumulus Media, Inc., Class A(12)(13)	371,654	5,615,692
iHeartMedia, Inc., Class A(13)	205,018	3,067,069

		$10,143,515

Retailers (Except Food and Drug) — 0.0%(7)
David’s Bridal, Inc.(12)(13)	163,937	$655,748

		$655,748

Total Common Stocks (identified cost $53,314,909)		$62,697,578

Miscellaneous — 0.0%(7)

Security	Shares	Value
Oil and Gas — 0.0%(7)
Paragon Offshore Finance Company, Class A(12)(13)	16,581	$9,120
Paragon Offshore Finance Company, Class B(12)(13)	8,290	244,555

Total Miscellaneous (identified cost $180,309)		$253,675

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(14)	112,015,237	$112,015,237

Total Short-Term Investments (identified cost $112,009,224)		$112,015,237

Total Investments — 126.0% (identified cost $10,725,823,253)		$10,458,937,466

Less Unfunded Loan Commitments — (0.0)%(7)		$(2,477,761)

Net Investments — 126.0% (identified cost $10,723,345,492)		$10,456,459,705

Other Assets, Less Liabilities — (26.0)%		$(2,156,098,684)

Net Assets — 100.0%		$8,300,361,021

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at July 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after July 31, 2019, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05% or (0.05)%, as applicable

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $506,262,565 or 6.1% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(11)	When-issued security. For a variable rate security, interest rate will be determined after July 31, 2019.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $2,987,239.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,411,062	CAD	11,341,711	HSBC Bank USA, N.A.	8/30/19	$—	$(187,312)
USD	8,826,306	EUR	7,843,207	State Street Bank and Trust Company	8/30/19	124,520	—
USD	8,067,683	EUR	7,057,313	State Street Bank and Trust Company	8/30/19	237,821	—
USD	21,179,971	EUR	18,800,000	State Street Bank and Trust Company	8/30/19	321,975	—
USD	205,201,371	EUR	182,938,326	State Street Bank and Trust Company	8/30/19	2,237,178	—
USD	5,319,046	EUR	4,646,100	Deutsche Bank AG	9/30/19	151,161	—
USD	250,627,927	EUR	218,930,128	HSBC Bank USA, N.A.	9/30/19	7,110,654	—
USD	1,174,091	EUR	1,050,000	State Street Bank and Trust Company	9/30/19	6,170	—
USD	214,119,260	EUR	190,975,000	Goldman Sachs International	10/31/19	1,179,885	—
USD	60,903,689	GBP	48,966,176	State Street Bank and Trust Company	10/31/19	1,102,661	—

						$12,472,025	$(187,312)

Abbreviations:

CIDOR	-	Canada Three Month Interbank Rate

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $12,472,025 and $187,312, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$9,688,004,923	$19,707,744	$9,707,712,667
Corporate Bonds & Notes	—	288,083,953	—	288,083,953
Asset-Backed Securities	—	285,696,595	—	285,696,595
Common Stocks	15,262,130	18,411,054	29,024,394	62,697,578
Miscellaneous	—	253,675	—	253,675
Short-Term Investments	—	112,015,237	—	112,015,237
Total Investments	$15,262,130	$10,392,465,437	$48,732,138	$10,456,459,705
Forward Foreign Currency Exchange Contracts	$—	$12,472,025	$—	$12,472,025
Total	$15,262,130	$10,404,937,462	$48,732,138	$10,468,931,730

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(187,312)	$—	$(187,312)
Total	$—	$(187,312)	$—	$(187,312)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.